Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Before Income Tax, Domestic and Foreign [Abstract]
Domestic	$ (8,732,939)	$ (742,017)
Foreign	(3,698,242)	(4,418,544)
Total	$ (12,431,181)	$ (5,160,561)